Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 17,941,401	$ 27,276,091
Restricted cash	164,026
Accounts receivables, net (including receivable from related parties of $5,763,509 and nil as of December 31, 2025 and June 30, 2026, respectively)	74,811,081	76,010,709
Inventories, net	10,120,517	9,599,490
Deposit, prepayments and other receivables	6,741,958	5,853,470
Total current assets	109,778,983	125,765,852
Non-current assets:
Property, plant and equipment, net	5,884,250	4,354,206
Right-of-use assets, net	7,528,176	7,363,312
Restricted cash, non-current	111,136
Investments in equity securities	1,000,000
Other non-current assets		1,000,000
Deferred tax asset, net	689,142	673,416
Total non-current assets	15,212,704	13,390,934
TOTAL ASSETS	124,991,687	139,156,786
Current liabilities:
Customer deposits	1,188,847	1,195,989
Accrued liabilities and other payables	6,697,637	6,065,126
Short-term borrowings	7,263,986	10,389,094
Lease liabilities, current	2,299,696	1,924,657
Warranty liabilities	1,930,960	2,188,814
Derivatives financial instruments		74,765
Income tax payable	3,718,772	4,156,085
Total current liabilities	91,436,919	105,360,761
Long-term liabilities:
Provision for reinstatement cost	502,676	382,112
Lease liabilities	5,377,461	5,572,603
Total long-term liabilities	5,880,137	5,954,715
TOTAL LIABILITIES	97,317,056	111,315,476
Commitments and contingencies
Shareholders’ equity:
Ordinary share, $0.0001 par value, 500,000,000 shares authorized,89,687,500 and 89,687,500 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively	8,969	8,969
Additional paid-in capital	37,179,424	37,179,424
Accumulated other comprehensive loss	(12,515,722)	(12,111,193)
Retained earnings	3,001,960	2,764,110
Total shareholders’ equity	27,674,631	27,841,310
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	124,991,687	139,156,786
Related Party [Member]
Current assets:
Amounts due from related parties		7,026,092
Current liabilities:
Accounts payable	63,749,207	74,890,989
Nonrelated Party [Member]
Current liabilities:
Accounts payable	$ 4,587,814	$ 4,475,242